Schedule of Investments (unaudited)	iShares® Russell Mid-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Axon Enterprise Inc.(a)(b)	184,592	$17,198,437
BWX Technologies Inc.	254,638	14,028,007
Curtiss-Wright Corp.(b)	106,799	14,103,876
HEICO Corp.(b)	125,395	16,441,792
HEICO Corp., Class A	220,185	23,203,095
Hexcel Corp.	228,253	11,939,915
Howmet Aerospace Inc.	1,045,677	32,886,542
Huntington Ingalls Industries Inc.	109,765	23,909,012
Mercury Systems Inc.(a)(b)	152,198	9,790,897
Spirit AeroSystems Holdings Inc., Class A	291,033	8,527,267
Textron Inc.	599,231	36,595,037
TransDigm Group Inc.(a)	145,531	78,102,122
Woodward Inc.(b)	164,152	15,182,419
		301,908,418
Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.(b)	350,000	35,479,500
Expeditors International of Washington Inc.	465,700	45,387,122
GXO Logistics Inc.(a)	295,445	12,783,905
		93,650,527
Airlines — 0.8%
Alaska Air Group Inc.(a)(b)	345,016	13,817,891
American Airlines Group Inc.(a)(b)	1,801,453	22,842,424
Copa Holdings SA, Class A, NVS(a)(b)	81,182	5,144,503
Delta Air Lines Inc.(a)	1,785,739	51,732,859
JetBlue Airways Corp.(a)(b)	901,573	7,546,166
Southwest Airlines Co.(a)	1,652,062	59,672,479
United Airlines Holdings Inc.(a)(b)	909,844	32,226,675
		192,982,997
Auto Components — 0.5%
Aptiv PLC(a)	754,235	67,179,711
BorgWarner Inc.	665,996	22,224,286
Gentex Corp.	655,281	18,328,210
Lear Corp.	165,967	20,893,586
QuantumScape Corp.(a)(b)	650,283	5,585,931
		134,211,724
Automobiles — 0.2%
Harley-Davidson Inc.(b)	375,195	11,878,674
Lucid Group Inc.(a)(b)	1,482,771	25,444,350
Rivian Automotive Inc., Class A(a)(b)	497,032	12,793,604
Thor Industries Inc.	147,589	11,029,326
		61,145,954
Banks — 3.3%
Bank of Hawaii Corp.	113,223	8,423,791
Bank OZK	326,842	12,266,380
BOK Financial Corp.	80,636	6,094,469
Citizens Financial Group Inc.	1,362,057	48,611,814
Comerica Inc.(b)	364,338	26,735,122
Commerce Bancshares Inc.	305,464	20,053,712
Cullen/Frost Bankers Inc.	162,672	18,943,154
East West Bancorp. Inc.	394,426	25,558,805
Fifth Third Bancorp.	1,900,703	63,863,621
First Citizens BancShares Inc./NC, Class A(b)	33,985	22,218,713
First Hawaiian Inc.	348,184	7,907,259
First Horizon Corp.	1,475,939	32,264,027
First Republic Bank/CA	498,724	71,916,001
FNB Corp.	986,563	10,714,074
Huntington Bancshares Inc./OH	4,003,378	48,160,637
Security	Shares	Value

Banks (continued)
KeyCorp	2,591,937	$44,659,075
M&T Bank Corp.	495,340	78,952,243
PacWest Bancorp.	316,381	8,434,717
Pinnacle Financial Partners Inc.	209,018	15,114,092
Popular Inc.	209,026	16,080,370
Prosperity Bancshares Inc.	246,792	16,848,490
Regions Financial Corp.	2,607,396	48,888,675
Signature Bank/New York NY	172,812	30,969,639
SVB Financial Group(a)(b)	163,726	64,670,133
Synovus Financial Corp.	401,530	14,475,156
Umpqua Holdings Corp.	595,922	9,993,612
Webster Financial Corp.	497,502	20,969,709
Western Alliance Bancorp.	294,885	20,818,881
Wintrust Financial Corp.	167,090	13,392,263
Zions Bancorp. NA	415,379	21,142,791
		849,141,425
Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	26,774	8,111,719
Brown-Forman Corp., Class A	129,050	8,728,942
Brown-Forman Corp., Class B, NVS(b)	511,952	35,918,552
Molson Coors Beverage Co., Class B	488,225	26,613,145
		79,372,358
Biotechnology — 1.9%
Alnylam Pharmaceuticals Inc.(a)	336,714	49,109,737
Biogen Inc.(a)	406,740	82,950,556
BioMarin Pharmaceutical Inc.(a)	514,771	42,659,073
Exact Sciences Corp.(a)(b)	487,587	19,206,052
Exelixis Inc.(a)	881,268	18,348,000
Horizon Therapeutics PLC(a)	626,404	49,961,983
Incyte Corp.(a)	509,054	38,672,832
Ionis Pharmaceuticals Inc.(a)(b)	393,905	14,582,363
Mirati Therapeutics Inc.(a)	120,686	8,101,651
Natera Inc.(a)(b)	243,509	8,629,959
Neurocrine Biosciences Inc.(a)	264,334	25,767,278
Novavax Inc.(a)(b)	217,537	11,187,928
Sarepta Therapeutics Inc.(a)	234,694	17,592,662
Seagen Inc.(a)	379,231	67,101,133
Ultragenyx Pharmaceutical Inc.(a)(b)	183,586	10,952,741
United Therapeutics Corp.(a)	124,406	29,315,030
		494,138,978
Building Products — 1.6%
A O Smith Corp.	357,635	19,555,482
Advanced Drainage Systems Inc.(b)	171,090	15,410,076
Allegion PLC	244,411	23,927,837
Armstrong World Industries Inc.	128,963	9,667,067
AZEK Co. Inc. (The)(a)	322,370	5,396,474
Builders FirstSource Inc.(a)	479,506	25,749,472
Carlisle Companies Inc.	143,430	34,223,832
Carrier Global Corp.	2,365,195	84,342,854
Fortune Brands Home & Security Inc.	364,209	21,808,835
Hayward Holdings Inc.(a)	172,863	2,487,499
Lennox International Inc.	90,310	18,657,143
Masco Corp.	657,450	33,266,970
Owens Corning	270,256	20,082,723
Trane Technologies PLC	650,985	84,543,422
Trex Co. Inc.(a)(b)	318,651	17,340,987
		416,460,673
Capital Markets — 4.0%
Affiliated Managers Group Inc.	107,039	12,480,747

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Ameriprise Financial Inc.	306,273	$72,794,967
Ares Management Corp., Class A	417,108	23,716,761
Bank of New York Mellon Corp. (The)	2,049,412	85,480,975
Blue Owl Capital Inc.	1,123,897	11,272,687
Carlyle Group Inc. (The)	577,431	18,281,465
Cboe Global Markets Inc.	295,311	33,426,252
Coinbase Global Inc., Class A(a)(b)	432,337	20,328,486
Evercore Inc., Class A	103,321	9,671,879
FactSet Research Systems Inc.	105,869	40,714,041
Franklin Resources Inc.	795,863	18,551,567
Interactive Brokers Group Inc., Class A	258,976	14,246,270
Invesco Ltd.	1,041,456	16,798,685
Janus Henderson Group PLC	384,188	9,032,260
Jefferies Financial Group Inc.	584,352	16,139,802
KKR & Co. Inc.	1,595,625	73,861,481
Lazard Ltd., Class A	263,063	8,525,872
LPL Financial Holdings Inc.(b)	222,057	40,965,075
MarketAxess Holdings Inc.	103,597	26,521,868
Morningstar Inc.	69,344	16,769,460
MSCI Inc.	219,914	90,637,555
Nasdaq Inc.	319,722	48,770,394
Northern Trust Corp.	573,387	55,320,378
Raymond James Financial Inc.	543,032	48,552,491
Robinhood Markets Inc., Class A(a)(b)	1,549,756	12,738,994
SEI Investments Co.	290,563	15,696,213
State Street Corp.	1,023,539	63,101,179
Stifel Financial Corp.	288,129	16,140,987
T Rowe Price Group Inc.	624,336	70,930,813
Tradeweb Markets Inc., Class A	300,341	20,498,273
Virtu Financial Inc., Class A	281,584	6,591,881
		1,018,559,758
Chemicals — 3.3%
Albemarle Corp.	326,514	68,234,896
Ashland Global Holdings Inc.(b)	141,265	14,557,358
Axalta Coating Systems Ltd.(a)(b)	617,874	13,661,194
Celanese Corp.	302,075	35,527,041
CF Industries Holdings Inc.	580,714	49,784,611
Chemours Co. (The)	430,500	13,784,610
Corteva Inc.(b)	2,011,865	108,922,371
DuPont de Nemours Inc.	1,411,416	78,446,501
Eastman Chemical Co.	358,294	32,164,052
Element Solutions Inc.(b)	635,270	11,307,806
FMC Corp.	351,345	37,597,429
Ginkgo Bioworks Holdings Inc.(a)(b)	2,288,788	5,447,315
Huntsman Corp.	555,287	15,742,387
International Flavors & Fragrances Inc.	711,001	84,694,439
LyondellBasell Industries NV, Class A	716,909	62,700,861
Mosaic Co. (The)	1,008,573	47,634,903
NewMarket Corp.	16,887	5,082,312
Olin Corp.	390,233	18,059,983
PPG Industries Inc.	657,422	75,169,632
RPM International Inc.	355,960	28,021,171
Scotts Miracle-Gro Co. (The)	112,560	8,891,114
Valvoline Inc.	499,642	14,404,679
Westlake Corp.(b)	89,471	8,769,947
		838,606,612
Commercial Services & Supplies — 1.3%
Cintas Corp.	244,240	91,230,967
Clean Harbors Inc.(a)	138,721	12,161,670
Copart Inc.(a)	594,571	64,606,085
Security	Shares	Value

Commercial Services & Supplies (continued)
Driven Brands Holdings Inc.(a)(b)	144,018	$3,966,256
IAA Inc.(a)(b)	373,284	12,232,517
MSA Safety Inc.	102,953	12,464,520
Republic Services Inc.	575,347	75,295,662
Rollins Inc.	646,206	22,565,513
Stericycle Inc.(a)	260,993	11,444,543
Tetra Tech Inc.	148,598	20,291,057
		326,258,790
Communications Equipment — 1.0%
Arista Networks Inc.(a)	695,476	65,193,920
Ciena Corp.(a)	422,005	19,285,628
F5 Inc.(a)(b)	168,600	25,802,544
Juniper Networks Inc.	891,346	25,403,361
Lumentum Holdings Inc.(a)(b)	192,285	15,271,275
Motorola Solutions Inc.	459,378	96,285,629
Ubiquiti Inc.(b)	16,066	3,987,742
Viasat Inc.(a)	200,940	6,154,792
		257,384,891
Construction & Engineering — 0.5%
AECOM	371,732	24,244,361
MasTec Inc.(a)(b)	161,707	11,587,924
MDU Resources Group Inc.	563,362	15,205,140
Quanta Services Inc.	396,930	49,751,206
Valmont Industries Inc.(b)	58,600	13,163,318
WillScot Mobile Mini Holdings Corp.(a)	604,285	19,590,920
		133,542,869
Construction Materials — 0.5%
Eagle Materials Inc.	108,281	11,904,413
Martin Marietta Materials Inc.	173,490	51,915,148
Vulcan Materials Co.	369,320	52,480,372
		116,299,933
Consumer Finance — 0.8%
Ally Financial Inc.	900,250	30,167,377
Credit Acceptance Corp.(a)(b)	19,352	9,161,430
Discover Financial Services	782,967	74,053,019
OneMain Holdings Inc.	323,447	12,090,449
SLM Corp.	752,114	11,988,697
SoFi Technologies Inc.(a)(b)	2,217,354	11,685,456
Synchrony Financial	1,394,038	38,503,330
Upstart Holdings Inc.(a)(b)	204,671	6,471,697
		194,121,455
Containers & Packaging — 1.5%
Amcor PLC	4,184,165	52,009,171
AptarGroup Inc.	182,618	18,848,004
Ardagh Group SA(a)	58,704	688,598
Ardagh Metal Packaging SA	270,077	1,647,470
Avery Dennison Corp.	227,106	36,761,648
Ball Corp.	875,257	60,191,424
Berry Global Group Inc.(a)(b)	363,747	19,875,136
Crown Holdings Inc.(b)	329,037	30,327,340
Graphic Packaging Holding Co.	852,964	17,485,762
International Paper Co.	1,032,376	43,184,288
Packaging Corp. of America	257,735	35,438,562
Sealed Air Corp.	406,535	23,465,200
Silgan Holdings Inc.	228,411	9,444,795
Sonoco Products Co.	271,396	15,480,428
Westrock Co.	706,896	28,162,737
		393,010,563

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors — 0.5%
Genuine Parts Co.	387,300	$51,510,900
LKQ Corp.	738,135	36,235,047
Pool Corp.(b)	108,768	38,202,585
		125,948,532
Diversified Consumer Services — 0.3%
ADT Inc.	582,887	3,584,755
Bright Horizons Family Solutions Inc.(a)(b)	164,802	13,929,065
Grand Canyon Education Inc.(a)	88,702	8,354,841
H&R Block Inc.	458,498	16,194,149
Mister Car Wash Inc.(a)(b)	221,281	2,407,537
Service Corp. International	430,545	29,759,271
Terminix Global Holdings Inc.(a)	336,755	13,689,091
		87,918,709
Diversified Financial Services — 0.4%
Apollo Global Management Inc.	1,281,156	62,110,443
Equitable Holdings Inc.	1,068,062	27,844,376
Voya Financial Inc.	275,524	16,401,944
		106,356,763
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent Inc.(a)	683,096	16,080,080
Lumen Technologies Inc.	2,865,443	31,261,983
		47,342,063
Electric Utilities — 2.8%
Alliant Energy Corp.	699,230	40,981,870
Avangrid Inc.	197,677	9,116,863
Constellation Energy Corp.	911,062	52,167,410
Edison International.	1,048,952	66,335,724
Entergy Corp.	566,342	63,792,763
Evergy Inc.	620,121	40,462,895
Eversource Energy	955,110	80,678,142
FirstEnergy Corp.	1,500,789	57,615,290
Hawaiian Electric Industries Inc.	300,754	12,300,839
IDACORP Inc.	140,355	14,866,402
NRG Energy Inc.	658,173	25,122,463
OGE Energy Corp.	556,945	21,475,799
PG&E Corp.(a)(b)	4,327,416	43,187,612
Pinnacle West Capital Corp.	314,861	23,022,636
PPL Corp.	2,056,029	55,780,067
Xcel Energy Inc.	1,513,899	107,123,493
		714,030,268
Electrical Equipment — 1.2%
Acuity Brands Inc.(b)	96,135	14,808,636
AMETEK Inc.	642,834	70,641,028
ChargePoint Holdings Inc., Class A(a)(b)	553,962	7,583,740
Generac Holdings Inc.(a)(b)	173,759	36,590,170
Hubbell Inc.	149,354	26,671,637
nVent Electric PLC	460,723	14,434,452
Plug Power Inc.(a)(b)	1,448,655	24,004,213
Regal Rexnord Corp.	186,904	21,217,342
Rockwell Automation Inc.	324,407	64,657,559
Sensata Technologies Holding PLC(b)	432,626	17,871,780
Sunrun Inc.(a)(b)	562,197	13,132,922
Vertiv Holdings Co.(b)	846,645	6,959,422
		318,572,901
Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp., Class A	1,633,976	105,195,375
Arrow Electronics Inc.(a)	183,428	20,560,445
Avnet Inc.	270,715	11,608,259
CDW Corp./DE	377,183	59,428,953
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Cognex Corp.	484,111	$20,584,400
Coherent Inc.(a)	68,551	18,249,647
Corning Inc.	2,106,477	66,375,090
II-VI Inc.(a)(b)	293,392	14,948,322
IPG Photonics Corp.(a)	96,827	9,114,326
Jabil Inc.	384,494	19,689,938
Keysight Technologies Inc.(a)	505,653	69,704,266
Littelfuse Inc.	67,414	17,125,853
National Instruments Corp.	364,711	11,389,925
TD SYNNEX Corp.(b)	118,923	10,833,885
Teledyne Technologies Inc.(a)	129,182	48,457,460
Trimble Inc.(a)	696,523	40,558,534
Vontier Corp.	448,813	10,318,211
Zebra Technologies Corp., Class A(a)(b)	145,954	42,903,178
		597,046,067
Energy Equipment & Services — 0.7%
Baker Hughes Co.	2,583,115	74,574,530
Halliburton Co.	2,506,665	78,609,015
NOV Inc.	1,091,621	18,459,311
		171,642,856
Entertainment — 1.8%
AMC Entertainment Holdings Inc., Class A(a)(b)	1,441,439	19,531,498
Electronic Arts Inc.	782,007	95,131,152
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	58,628	3,398,665
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	559,704	35,524,413
Live Nation Entertainment Inc.(a)(b)	429,671	35,482,231
Madison Square Garden Sports Corp.(a)	54,006	8,154,906
Playtika Holding Corp.(a)	263,738	3,491,891
ROBLOX Corp., Class A(a)	1,227,952	40,350,503
Roku Inc.(a)(b)	334,057	27,439,442
Spotify Technology SA(a)(b)	390,499	36,640,521
Take-Two Interactive Software Inc.(a)	441,785	54,131,916
Warner Bros. Discovery Inc.(a)	6,581,449	88,323,046
World Wrestling Entertainment Inc., Class A	118,615	7,412,251
		455,012,435
Equity Real Estate Investment Trusts (REITs) — 8.1%
Alexandria Real Estate Equities Inc.	451,919	65,541,813
American Campus Communities Inc.	386,295	24,904,439
American Homes 4 Rent, Class A(b)	845,964	29,980,964
Americold Realty Trust Inc.	749,650	22,519,486
Apartment Income REIT Corp.	437,494	18,199,750
AvalonBay Communities Inc.	389,665	75,692,426
Boston Properties Inc.	437,141	38,896,806
Brixmor Property Group Inc.	831,875	16,812,194
Camden Property Trust	288,935	38,855,979
Cousins Properties Inc.	413,787	12,094,994
CubeSmart	618,103	26,405,360
Douglas Emmett Inc.	471,386	10,549,619
Duke Realty Corp.	1,069,869	58,789,301
EastGroup Properties Inc.	114,722	17,705,046
EPR Properties	200,104	9,390,881
Equity LifeStyle Properties Inc.	495,362	34,908,160
Equity Residential	1,033,104	74,610,771
Essex Property Trust Inc.	181,291	47,409,409
Extra Space Storage Inc.	369,617	62,879,244
Federal Realty Investment Trust	219,743	21,038,195
First Industrial Realty Trust Inc.	367,414	17,444,817
Gaming and Leisure Properties Inc.	659,862	30,261,271

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthcare Trust of America Inc., Class A	641,501	$17,904,293
Healthpeak Properties Inc.	1,504,154	38,972,630
Highwoods Properties Inc.	293,093	10,020,850
Host Hotels & Resorts Inc.	1,974,570	30,961,258
Hudson Pacific Properties Inc.	385,930	5,727,201
Invitation Homes Inc.	1,702,368	60,570,253
Iron Mountain Inc.(b)	805,185	39,204,458
JBG SMITH Properties	321,810	7,607,588
Kilroy Realty Corp.	324,135	16,961,985
Kimco Realty Corp.(b)	1,661,720	32,852,204
Lamar Advertising Co., Class A	241,159	21,214,757
Life Storage Inc.	234,624	26,198,116
Medical Properties Trust Inc.	1,656,426	25,293,625
Mid-America Apartment Communities Inc.	320,268	55,941,212
National Retail Properties Inc.	489,312	21,040,416
National Storage Affiliates Trust	236,767	11,854,924
Omega Healthcare Investors Inc.	655,444	18,476,966
Park Hotels & Resorts Inc.	631,553	8,570,174
Rayonier Inc.	402,584	15,048,590
Realty Income Corp.	1,671,993	114,130,242
Regency Centers Corp.	477,952	28,347,333
Rexford Industrial Realty Inc.	460,689	26,531,079
SBA Communications Corp.	297,512	95,218,716
Simon Property Group Inc.	910,099	86,386,597
SL Green Realty Corp.	175,423	8,095,771
Spirit Realty Capital Inc.	372,301	14,065,532
STORE Capital Corp.	698,601	18,219,514
Sun Communities Inc.	334,063	53,236,280
UDR Inc.	884,971	40,744,065
Ventas Inc.	1,113,722	57,278,722
VICI Properties Inc.	2,666,216	79,426,575
Vornado Realty Trust	492,091	14,068,882
Welltower Inc.	1,265,457	104,210,384
Weyerhaeuser Co.	2,076,840	68,784,941
WP Carey Inc.	527,299	43,691,995
		2,071,749,053
Food & Staples Retailing — 0.7%
Albertsons Companies Inc., Class A(b)	447,888	11,967,567
BJ’s Wholesale Club Holdings Inc.(a)	373,721	23,290,293
Casey’s General Stores Inc.	103,376	19,122,493
Grocery Outlet Holding Corp.(a)(b)	249,572	10,639,254
Kroger Co. (The)	1,829,440	86,587,395
Performance Food Group Co.(a)	424,142	19,502,049
U.S. Foods Holding Corp.(a)(b)	620,765	19,045,070
		190,154,121
Food Products — 2.2%
Bunge Ltd.	390,830	35,444,373
Campbell Soup Co.	540,707	25,980,971
Conagra Brands Inc.	1,313,090	44,960,202
Darling Ingredients Inc.(a)(b)	446,261	26,686,408
Flowers Foods Inc.	522,731	13,758,280
Freshpet Inc.(a)(b)	121,728	6,316,466
Hershey Co. (The)	407,227	87,618,961
Hormel Foods Corp.	799,717	37,874,597
Ingredion Inc.	184,747	16,287,296
JM Smucker Co. (The)	292,666	37,464,175
Kellogg Co.	704,125	50,232,277
Lamb Weston Holdings Inc.	402,016	28,728,063
McCormick & Co. Inc./MD, NVS	699,314	58,217,890
Pilgrim’s Pride Corp.(a)	135,877	4,243,439
Security	Shares	Value

Food Products (continued)
Post Holdings Inc.(a)(b)	155,065	$12,769,603
Seaboard Corp.	725	2,814,870
Tyson Foods Inc., Class A	788,533	67,861,150
		557,259,021
Gas Utilities — 0.3%
Atmos Energy Corp.	384,936	43,151,326
National Fuel Gas Co.	242,618	16,024,919
UGI Corp.	583,904	22,544,533
		81,720,778
Health Care Equipment & Supplies — 3.0%
Abiomed Inc.(a)	124,627	30,846,429
Align Technology Inc.(a)(b)	216,831	51,317,393
Cooper Companies Inc. (The)(b)	135,517	42,433,083
DENTSPLY SIRONA Inc.	597,623	21,353,070
Dexcom Inc.(a)	1,092,711	81,439,751
Enovis Corp.(a)(b)	143,448	7,889,640
Envista Holdings Corp.(a)(b)	453,919	17,494,038
Globus Medical Inc., Class A(a)(b)	217,507	12,210,843
Hologic Inc.(a)	686,179	47,552,205
ICU Medical Inc.(a)(b)	56,033	9,211,265
IDEXX Laboratories Inc.(a)	232,616	81,585,410
Insulet Corp.(a)(b)	191,224	41,675,359
Integra LifeSciences Holdings Corp.(a)	196,508	10,617,327
Masimo Corp.(a)(b)	139,797	18,267,274
Novocure Ltd.(a)(b)	288,160	20,027,120
Penumbra Inc.(a)(b)	99,508	12,390,736
QuidelOrtho Corp.(a)	137,786	13,390,043
ResMed Inc.	403,078	84,497,241
STERIS PLC	237,765	49,015,255
Tandem Diabetes Care Inc.(a)(b)	179,005	10,595,306
Teleflex Inc.	130,870	32,174,389
Zimmer Biomet Holdings Inc.	585,288	61,490,357
		757,473,534
Health Care Providers & Services — 1.7%
Acadia Healthcare Co. Inc.(a)(b)	246,668	16,682,157
agilon health Inc.(a)(b)	521,899	11,393,055
Amedisys Inc.(a)(b)	87,245	9,171,194
AmerisourceBergen Corp.	416,209	58,885,249
Cardinal Health Inc.	760,036	39,727,082
Chemed Corp.	40,740	19,122,949
DaVita Inc.(a)(b)	162,869	13,023,005
Encompass Health Corp.	273,115	15,308,096
Guardant Health Inc.(a)(b)	271,793	10,964,130
Henry Schein Inc.(a)(b)	382,458	29,349,827
Laboratory Corp. of America Holdings	258,455	60,571,514
Molina Healthcare Inc.(a)	161,432	45,138,002
Oak Street Health Inc.(a)(b)	324,889	5,341,175
Premier Inc., Class A	328,340	11,715,171
Quest Diagnostics Inc.	326,298	43,391,108
Signify Health Inc., Class A(a)(b)	182,039	2,512,138
Tenet Healthcare Corp.(a)	296,456	15,581,727
Universal Health Services Inc., Class B	181,059	18,234,452
		426,112,031
Health Care Technology — 0.5%
Certara Inc.(a)(b)	333,280	7,152,189
Change Healthcare Inc.(a)(b)	700,969	16,164,345
Definitive Healthcare Corp.(a)(b)	88,721	2,034,373
Doximity Inc., Class A(a)	267,460	9,312,957
Teladoc Health Inc.(a)(b)	449,980	14,943,836

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Veeva Systems Inc., Class A(a)	386,182	$76,479,483
		126,087,183
Hotels, Restaurants & Leisure — 2.9%
Aramark	646,562	19,804,194
Boyd Gaming Corp.	223,563	11,122,259
Caesars Entertainment Inc.(a)(b)	572,232	21,916,486
Carnival Corp.(a)(b)	2,420,283	20,935,448
Chipotle Mexican Grill Inc.(a)	77,623	101,473,443
Choice Hotels International Inc.	93,858	10,477,369
Churchill Downs Inc.	101,152	19,373,643
Darden Restaurants Inc.	347,484	39,307,390
Domino’s Pizza Inc.	100,188	39,044,265
DraftKings Inc., Class A (a)(b)	1,056,926	12,334,326
Expedia Group Inc.(a)	421,854	40,004,415
Hilton Worldwide Holdings Inc.	764,876	85,237,781
Hyatt Hotels Corp., Class A(a)	137,343	10,151,021
Las Vegas Sands Corp.(a)	922,683	30,992,922
Marriott Vacations Worldwide Corp.	113,622	13,202,876
MGM Resorts International	992,638	28,736,870
Norwegian Cruise Line Holdings Ltd.(a)(b)	1,166,447	12,970,891
Penn National Gaming Inc.(a)(b)	463,283	14,093,069
Planet Fitness Inc., Class A(a)(b)	235,383	16,008,398
Royal Caribbean Cruises Ltd.(a)(b)	614,404	21,448,844
Six Flags Entertainment Corp.(a)	219,251	4,757,747
Travel + Leisure Co.	233,730	9,073,399
Vail Resorts Inc.	112,188	24,462,593
Wendy’s Co. (The)	480,888	9,079,165
Wyndham Hotels & Resorts Inc.	252,439	16,590,291
Wynn Resorts Ltd.(a)(b)	296,291	16,882,661
Yum! Brands Inc.	798,790	90,670,653
		740,152,419
Household Durables — 1.3%
DR Horton Inc.	900,900	59,630,571
Garmin Ltd.	430,044	42,251,823
Leggett & Platt Inc.	371,085	12,832,119
Lennar Corp., Class A	709,542	50,072,379
Lennar Corp., Class B	38,375	2,252,996
Mohawk Industries Inc.(a)	146,684	18,202,018
Newell Brands Inc.	1,052,895	20,047,121
NVR Inc.(a)	8,389	33,590,731
PulteGroup Inc.	659,453	26,134,122
Tempur Sealy International Inc.	477,784	10,210,244
Toll Brothers Inc.	306,489	13,669,409
TopBuild Corp.(a)	91,189	15,243,153
Whirlpool Corp.	153,371	23,752,567
		327,889,253
Household Products — 0.5%
Church & Dwight Co. Inc.	677,364	62,764,548
Clorox Co. (The)	343,768	48,464,413
Reynolds Consumer Products Inc.	146,527	3,995,791
Spectrum Brands Holdings Inc.	111,129	9,114,801
		124,339,553
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	1,861,061	39,100,892
Brookfield Renewable Corp., Class A	356,134	12,681,932
Vistra Corp.	1,189,037	27,169,495
		78,952,319
Insurance — 4.7%
Aflac Inc.	1,782,241	98,611,395
Security	Shares	Value

Insurance (continued)
Alleghany Corp.(a)	36,497	$30,405,651
Allstate Corp. (The)	764,640	96,902,827
American Financial Group Inc./OH	187,663	26,049,501
Arch Capital Group Ltd.(a)	1,005,452	45,738,011
Arthur J Gallagher & Co.	580,465	94,639,014
Assurant Inc.(b)	148,181	25,613,086
Assured Guaranty Ltd.	171,701	9,579,199
Axis Capital Holdings Ltd.	217,001	12,388,587
Brighthouse Financial Inc.(a)(b)	209,105	8,577,487
Brown & Brown Inc.	659,411	38,470,038
Cincinnati Financial Corp.(b)	433,700	51,601,626
CNA Financial Corp.	81,707	3,668,644
Erie Indemnity Co., Class A, NVS	68,944	13,250,347
Everest Re Group Ltd.(b)	108,544	30,422,712
Fidelity National Financial Inc.	747,314	27,620,725
First American Financial Corp.	290,115	15,352,886
Globe Life Inc.	252,394	24,600,843
Hanover Insurance Group Inc. (The)	98,721	14,437,946
Hartford Financial Services Group Inc.(The)	915,692	59,913,728
Kemper Corp.	173,733	8,321,811
Lincoln National Corp.	478,013	22,356,668
Loews Corp.	567,995	33,659,384
Markel Corp.(a)	37,258	48,183,908
Old Republic International Corp.	788,625	17,633,655
Primerica Inc.	106,642	12,763,981
Principal Financial Group Inc.	697,569	46,590,634
Prudential Financial Inc.	1,041,545	99,655,026
Reinsurance Group of America Inc.	186,358	21,857,930
RenaissanceRe Holdings Ltd.	121,403	18,983,787
Ryan Specialty Group Holdings Inc., Class A(a)(b)	229,373	8,989,128
Unum Group	558,617	19,004,150
W R Berkley Corp.	574,232	39,197,076
White Mountains Insurance Group Ltd.(b)	8,064	10,048,792
Willis Towers Watson PLC	309,333	61,059,241
		1,196,149,424
Interactive Media & Services — 0.8%
IAC/InterActiveCorp.(a)(b)	216,961	16,482,527
Match Group Inc.(a)	794,749	55,386,058
Pinterest Inc., Class A(a)	1,601,620	29,085,419
TripAdvisor Inc.(a)	281,141	5,004,310
Twitter Inc.(a)	2,081,215	77,816,629
ZoomInfo Technologies Inc.(a)(b)	766,615	25,482,282
		209,257,225
Internet & Direct Marketing Retail — 0.6%
DoorDash Inc., Class A(a)(b)	697,120	44,734,190
eBay Inc.	1,562,758	65,120,126
Etsy Inc.(a)(b)	352,714	25,822,192
Wayfair Inc., Class A(a)(b)	210,987	9,190,594
		144,867,102
IT Services — 3.6%
Affirm Holdings Inc.(a)	489,654	8,843,151
Akamai Technologies Inc.(a)(b)	442,129	40,379,642
Amdocs Ltd.	341,810	28,476,191
Broadridge Financial Solutions Inc.	325,486	46,398,029
Cloudflare Inc., Class A(a)(b)	779,432	34,100,150
Concentrix Corp.	119,736	16,240,991
DXC Technology Co.(a)	682,325	20,681,271
EPAM Systems Inc.(a)	153,108	45,133,176
Euronet Worldwide Inc.(a)	134,270	13,506,219

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
FleetCor Technologies Inc.(a)	209,889	$44,099,778
Gartner Inc.(a)	218,014	52,722,326
Genpact Ltd.	503,505	21,328,472
Global Payments Inc.(b)	779,525	86,246,646
Globant SA(a)(b)	113,541	19,756,134
GoDaddy Inc., Class A(a)(b)	451,490	31,405,644
Jack Henry & Associates Inc.	202,432	36,441,809
Kyndryl Holdings Inc.(a)	502,645	4,915,868
MongoDB Inc., Class A(a)(b)	175,330	45,498,135
Okta Inc.(a)	346,395	31,314,108
Paychex Inc.	895,646	101,987,210
Shift4 Payments Inc., Class A(a)(b)	147,746	4,884,483
SS&C Technologies Holdings Inc.	622,426	36,144,278
Switch Inc., Class A	404,160	13,539,360
Thoughtworks Holding Inc.(a)(b)	237,440	3,350,278
Toast Inc., Class A(a)	630,518	8,158,903
Twilio Inc., Class A(a)	478,462	40,099,900
VeriSign Inc.(a)	267,438	44,750,400
Western Union Co. (The)	1,073,163	17,674,995
WEX Inc.(a)	125,269	19,486,846
Wix.com Ltd.(a)(b)	146,540	9,605,697
		927,170,090
Leisure Products — 0.4%
Brunswick Corp./DE	212,911	13,920,121
Hasbro Inc.	365,547	29,930,988
Mattel Inc.(a)	980,406	21,892,466
Peloton Interactive Inc., Class A(a)(b)	821,867	7,544,739
Polaris Inc.	157,581	15,644,642
YETI Holdings Inc.(a)(b)	242,608	10,497,648
		99,430,604
Life Sciences Tools & Services — 2.9%
10X Genomics Inc., Class A(a)(b)	250,224	11,322,636
Agilent Technologies Inc.	836,676	99,372,009
Avantor Inc.(a)	1,701,074	52,903,401
Azenta Inc.	206,553	14,892,471
Bio-Rad Laboratories Inc., Class A(a)(b)	59,630	29,516,850
Bio-Techne Corp.	108,491	37,607,320
Bruker Corp.	300,570	18,863,773
Charles River Laboratories International Inc.(a)	140,637	30,092,099
IQVIA Holdings Inc.(a)	522,814	113,445,410
Maravai LifeSciences Holdings Inc., Class A(a)	298,005	8,466,322
Mettler-Toledo International Inc.(a)	62,414	71,699,331
PerkinElmer Inc.(b)	351,852	50,040,391
QIAGEN NV(a)(b)	632,675	29,862,260
Repligen Corp.(a)	154,250	25,050,200
Sotera Health Co.(a)(b)	261,330	5,119,455
Syneos Health Inc., Class A(a)	285,785	20,485,069
Waters Corp.(a)	167,059	55,293,188
West Pharmaceutical Services Inc.	206,576	62,462,385
		736,494,570
Machinery — 3.6%
AGCO Corp.	173,115	17,086,450
Allison Transmission Holdings Inc.	269,603	10,366,235
Crane Holdings Co.	131,187	11,486,734
Cummins Inc.	393,213	76,098,512
Donaldson Co. Inc.	344,015	16,560,882
Dover Corp.	401,356	48,692,510
Esab Corp.	134,351	5,877,856
Flowserve Corp.	353,320	10,115,552
Security	Shares	Value

Machinery (continued)
Fortive Corp.(b)	1,000,775	$54,422,144
Gates Industrial Corp. PLC(a)(b)	322,259	3,483,620
Graco Inc.	468,123	27,811,187
IDEX Corp.	211,906	38,488,487
Ingersoll Rand Inc.(b)	1,133,205	47,685,266
ITT Inc.(b)	232,829	15,655,422
Lincoln Electric Holdings Inc.	156,250	19,275,000
Middleby Corp. (The)(a)(b)	151,637	19,009,214
Nordson Corp.	161,567	32,707,623
Oshkosh Corp.	183,131	15,042,380
Otis Worldwide Corp.	1,180,516	83,427,066
PACCAR Inc.	945,597	77,860,457
Parker-Hannifin Corp.(b)	357,072	87,857,566
Pentair PLC	458,905	21,004,082
Snap-on Inc.	146,656	28,895,632
Stanley Black & Decker Inc.	420,669	44,111,351
Timken Co. (The)	173,691	9,214,308
Toro Co. (The)	291,047	22,058,452
Westinghouse Air Brake Technologies Corp.	504,959	41,447,035
Xylem Inc./NY(b)	499,670	39,064,201
		924,805,224
Marine — 0.0%
Kirby Corp.(a)	161,356	9,816,899

Media — 1.3%
Altice USA Inc., Class A(a)	554,445	5,128,616
Cable One Inc.	16,596	21,397,555
DISH Network Corp., Class A(a)(b)	698,806	12,529,592
Fox Corp., Class A, NVS(a)	865,400	27,831,264
Fox Corp., Class B(a)	404,538	12,014,779
Interpublic Group of Companies Inc. (The)	1,096,663	30,191,132
Liberty Broadband Corp., Class A(a)	58,101	6,597,368
Liberty Broadband Corp., Class C, NVS(a)	359,666	41,591,776
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	209,318	7,543,821
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	431,634	15,560,406
New York Times Co. (The), Class A	458,605	12,795,079
News Corp., Class A, NVS(a)	1,076,421	16,770,639
News Corp., Class B(a)	328,882	5,225,935
Nexstar Media Group Inc., Class A	108,384	17,653,586
Omnicom Group Inc.	567,555	36,102,173
Paramount Global, Class A(b)	31,226	851,221
Paramount Global, Class B, NVS	1,608,673	39,702,050
Sirius XM Holdings Inc.(b)	1,978,352	12,127,298
		321,614,290
Metals & Mining — 0.9%
Alcoa Corp.	514,006	23,428,393
Cleveland-Cliffs Inc.(a)(b)	1,445,750	22,221,177
MP Materials Corp.(a)(b)	253,049	8,117,812
Nucor Corp.	736,970	76,947,038
Reliance Steel & Aluminum Co.	171,913	29,201,142
Royal Gold Inc.	182,770	19,516,181
SSR Mining Inc.(b)	591,271	9,874,226
Steel Dynamics Inc.	499,065	33,013,150
U.S. Steel Corp.	720,256	12,899,785
		235,218,904
Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	1,456,674	16,125,381
Annaly Capital Management Inc.	4,309,150	25,467,077
New Residential Investment Corp.	1,189,743	11,088,405

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Starwood Property Trust Inc.	810,979	$16,941,351
		69,622,214
Multi-Utilities — 2.1%
Ameren Corp.	718,029	64,881,101
CenterPoint Energy Inc.	1,757,799	51,995,694
CMS Energy Corp.(b)	807,678	54,518,265
Consolidated Edison Inc.	990,151	94,163,360
DTE Energy Co.	538,209	68,217,991
NiSource Inc.	1,122,372	33,098,750
Public Service Enterprise Group Inc.	1,389,240	87,911,107
WEC Energy Group Inc.	880,475	88,611,004
		543,397,272
Multiline Retail — 0.5%
Dollar Tree Inc.(a)	592,789	92,386,166
Kohl’s Corp.	356,890	12,737,404
Macy’s Inc.	793,760	14,541,683
Nordstrom Inc.	311,931	6,591,102
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	174,045	10,225,144
		136,481,499
Oil, Gas & Consumable Fuels — 4.1%
Antero Midstream Corp.	954,557	8,638,741
Antero Resources Corp.(a)	819,814	25,127,299
APA Corp.	940,083	32,808,897
Cheniere Energy Inc.	706,554	93,992,879
Chesapeake Energy Corp.	355,708	28,847,919
Continental Resources Inc./OK	100,536	6,570,028
Coterra Energy Inc.	2,197,303	56,668,444
Devon Energy Corp.	1,835,482	101,153,413
Diamondback Energy Inc.	489,602	59,315,282
DTE Midstream LLC(a)	266,885	13,082,703
Enviva Inc.	85,354	4,883,956
EQT Corp.	1,027,933	35,360,895
Hess Corp.(b)	780,413	82,676,953
HF Sinclair Corp.	418,402	18,895,034
Marathon Oil Corp.	1,967,884	44,238,032
New Fortress Energy Inc.	134,374	5,317,179
ONEOK Inc.	1,240,141	68,827,826
Ovintiv Inc.	720,648	31,845,435
PDC Energy Inc.	263,872	16,257,154
Phillips 66	1,336,329	109,565,615
Range Resources Corp.(a)	733,345	18,150,289
Southwestern Energy Co.(a)(b)	3,103,949	19,399,681
Targa Resources Corp.	630,252	37,607,137
Texas Pacific Land Corp.(b)	15,968	23,760,703
Williams Companies Inc. (The)	3,398,400	106,064,064
		1,049,055,558
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	227,034	11,898,852

Personal Products — 0.0%
Coty Inc., Class A(a)	966,975	7,745,470
Olaplex Holdings Inc.(a)(b)	346,624	4,883,932
		12,629,402
Pharmaceuticals — 0.9%
Catalent Inc.(a)	476,111	51,081,949
Elanco Animal Health Inc.(a)(b)	1,241,923	24,378,949
Jazz Pharmaceuticals PLC(a)	169,942	26,512,651
Organon & Co.	708,744	23,920,110
Perrigo Co. PLC	374,553	15,195,615
Security	Shares	Value

Pharmaceuticals (continued)
Royalty Pharma PLC, Class A	1,023,861	$43,043,117
Viatris Inc.	3,380,037	35,388,987
		219,521,378
Professional Services — 2.0%
Booz Allen Hamilton Holding Corp.	366,159	33,086,127
CACI International Inc., Class A(a)(b)	64,613	18,206,651
Clarivate PLC(a)(b)	1,324,292	18,354,687
CoStar Group Inc.(a)	1,096,263	66,225,248
Dun & Bradstreet Holdings Inc.(a)(b)	701,198	10,539,006
Equifax Inc.	339,070	61,975,215
FTI Consulting Inc.(a)(b)	93,987	16,997,549
Jacobs Engineering Group Inc.	356,523	45,324,769
KBR Inc.	386,619	18,708,493
Leidos Holdings Inc.	379,948	38,264,563
ManpowerGroup Inc.	146,195	11,170,760
Nielsen Holdings PLC.	999,047	23,197,871
Robert Half International Inc.	300,249	22,485,648
Science Applications International Corp.	155,230	14,451,913
TransUnion(b)	536,806	42,939,112
Verisk Analytics Inc.(b)	433,346	75,007,859
		516,935,471
Real Estate Management & Development — 0.5%
CBRE Group Inc., Class A(a)	920,322	67,744,903
Howard Hughes Corp. (The)(a)(b)	107,398	7,308,434
Jones Lang LaSalle Inc.(a)	137,837	24,102,178
Opendoor Technologies Inc.(a)(b)	1,249,636	5,885,786
WeWork Inc., Class A(a)(b)	362,469	1,819,594
Zillow Group Inc., Class A(a)(b)	154,835	4,925,301
Zillow Group Inc., Class C, NVS(a)(b)	457,171	14,515,179
		126,301,375
Road & Rail — 0.9%
AMERCO	25,094	12,000,704
Avis Budget Group Inc.(a)	82,943	12,199,256
Hertz Global Holdings Inc.(a)(b)	649,781	10,292,531
JB Hunt Transport Services Inc.	232,661	36,637,128
Knight-Swift Transportation Holdings Inc.	442,967	20,504,942
Landstar System Inc.	102,799	14,949,031
Lyft Inc., Class A(a)(b)	860,464	11,426,962
Old Dominion Freight Line Inc.(b)	284,305	72,861,685
Ryder System Inc.	137,876	9,797,468
Schneider National Inc., Class B(b)	162,124	3,628,335
XPO Logistics Inc.(a)	285,973	13,772,460
		218,070,502
Semiconductors & Semiconductor Equipment — 2.0%
Allegro MicroSystems Inc.(a)	140,138	2,899,455
Cirrus Logic Inc.(a)(b)	156,914	11,382,542
Enphase Energy Inc.(a)	365,134	71,288,762
Entegris Inc.(b)	378,298	34,852,595
First Solar Inc.(a)	296,308	20,187,464
GLOBALFOUNDRIES Inc.(a)(b)	174,261	7,029,689
Lattice Semiconductor Corp.(a)(b)	378,477	18,356,134
Microchip Technology Inc.	1,501,232	87,191,555
MKS Instruments Inc.	154,785	15,885,584
Monolithic Power Systems Inc.	126,573	48,609,095
ON Semiconductor Corp.(a)(b)	1,210,386	60,894,520
Qorvo Inc.(a)	301,633	28,450,025
Skyworks Solutions Inc.	448,594	41,557,748
Teradyne Inc.(b)	446,390	39,974,224
Universal Display Corp.	121,154	12,253,516

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Wolfspeed Inc.(a)(b)	322,272	$20,448,158
		521,261,066
Software — 6.3%
Alteryx Inc., Class A(a)(b)	158,881	7,693,018
Ansys Inc.(a)	242,641	58,061,565
AppLovin Corp., Class A(a)(b)	627,443	21,609,137
Aspen Technology Inc.(a)	77,878	14,304,631
Avalara Inc.(a)(b)	240,700	16,993,420
Bentley Systems Inc., Class B(b)	470,232	15,658,726
Bill.com Holdings Inc.(a)(b)	269,205	29,596,398
Black Knight Inc.(a)	431,055	28,186,686
Cadence Design Systems Inc.(a)	757,803	113,693,184
CCC Intelligent Solutions Holdings Inc.(a)	471,610	4,338,812
CDK Global Inc.	326,272	17,869,917
Ceridian HCM Holding Inc.(a)(b)	376,248	17,713,756
Citrix Systems Inc.	351,451	34,150,494
Confluent Inc., Class A(a)(b)	346,397	8,050,266
Coupa Software Inc.(a)(b)	207,684	11,858,756
Crowdstrike Holdings Inc., Class A(a)(b)	583,717	98,391,337
Datadog Inc., Class A(a)(b)	721,012	68,669,183
DocuSign Inc.(a)(b)	551,037	31,618,503
Dolby Laboratories Inc., Class A(b)	179,075	12,814,607
DoubleVerify Holdings Inc.(a)(b)	173,536	3,934,061
Dropbox Inc., Class A(a)	781,766	16,409,268
Dynatrace Inc.(a)(b)	554,746	21,879,182
Elastic NV(a)	212,289	14,365,597
Fair Isaac Corp.(a)	70,313	28,188,482
Five9 Inc.(a)(b)	191,780	17,478,829
Fortinet Inc.(a)(b)	1,829,600	103,518,768
Guidewire Software Inc.(a)(b)	233,249	16,558,346
HubSpot Inc.(a)	127,013	38,186,458
Informatica Inc. , Class A(a)(b)	96,583	2,006,029
Jamf Holding Corp.(a)(b)	181,891	4,505,440
Mandiant Inc.(a)	640,526	13,976,277
Manhattan Associates Inc.(a)	175,033	20,058,782
nCino Inc.(a)(b)	147,852	4,571,584
NCR Corp.(a)(b)	354,515	11,028,962
New Relic Inc.(a)	143,892	7,201,795
NortonLifeLock Inc.	1,574,682	34,580,017
Nutanix Inc., Class A(a)(b)	587,238	8,591,292
Palantir Technologies Inc., Class A(a)(b)	5,045,756	45,765,007
Paycom Software Inc.(a)(b)	141,383	39,604,206
Paycor HCM Inc.(a)(b)	137,715	3,580,590
Paylocity Holding Corp.(a)	110,728	19,313,178
Pegasystems Inc.	111,573	5,337,652
Procore Technologies Inc.(a)(b)	194,803	8,842,108
PTC Inc.(a)(b)	293,784	31,240,991
RingCentral Inc., Class A(a)	236,002	12,333,465
SentinelOne Inc., Class A(a)	478,151	11,155,263
Smartsheet Inc., Class A(a)	342,289	10,758,143
Splunk Inc.(a)(b)	448,970	39,715,886
Synopsys Inc.(a)	423,725	128,685,282
Teradata Corp.(a)	290,672	10,757,771
Trade Desk Inc. (The), Class A(a)	1,224,217	51,282,450
Tyler Technologies Inc.(a)(b)	114,779	38,161,722
UiPath Inc., Class A(a)	1,040,677	18,929,915
Unity Software Inc.(a)(b)	580,972	21,391,389
Zendesk Inc.(a)(b)	339,028	25,111,804
Zoom Video Communications Inc., Class A(a)	704,509	76,065,837
Security	Shares	Value

Software (continued)
Zscaler Inc.(a)(b)	229,517	$34,315,087
		1,610,659,311
Specialty Retail — 2.9%
Advance Auto Parts Inc.	170,319	29,480,516
AutoNation Inc.(a)	110,616	12,362,444
AutoZone Inc.(a)	55,055	118,319,802
Bath & Body Works Inc.	666,539	17,943,230
Best Buy Co. Inc.	560,707	36,552,489
Burlington Stores Inc.(a)(b)	183,646	25,018,094
CarMax Inc.(a)(b)	447,407	40,481,385
Carvana Co., Class A(a)(b)	290,902	6,568,567
Dick’s Sporting Goods Inc.	154,796	11,666,974
Five Below Inc.(a)	152,219	17,266,201
Floor & Decor Holdings Inc., Class A(a)(b)	287,888	18,125,428
GameStop Corp., Class A(a)(b)	185,532	22,690,564
Gap Inc. (The)	521,639	4,298,305
Leslie’s Inc.(a)(b)	428,849	6,509,928
Lithia Motors Inc.	79,483	21,842,723
O’Reilly Automotive Inc.(a)	181,430	114,620,217
Penske Automotive Group Inc.	76,559	8,014,962
Petco Health & Wellness Co. Inc.(a)(b)	224,426	3,308,039
RH(a)(b)	48,331	10,258,738
Ross Stores Inc.	956,242	67,156,876
Tractor Supply Co.	312,022	60,485,465
Ulta Beauty, Inc.(a)	142,068	54,764,373
Victoria’s Secret & Co.(a)(b)	230,645	6,451,141
Williams-Sonoma Inc.	193,987	21,522,858
		735,709,319
Technology Hardware, Storage & Peripherals — 1.1%
Dell Technologies Inc., Class C	746,025	34,473,815
Hewlett Packard Enterprise Co.	3,623,263	48,044,467
HP Inc.	2,940,246	96,381,264
NetApp Inc.	620,586	40,487,031
Pure Storage Inc., Class A(a)(b)	778,450	20,013,950
Western Digital Corp.(a)	874,388	39,198,814
		278,599,341
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.(a)	401,409	16,461,783
Carter’s Inc.	109,832	7,740,959
Columbia Sportswear Co.	101,695	7,279,328
Deckers Outdoor Corp.(a)	75,414	19,256,965
Hanesbrands Inc.	972,006	10,001,942
Lululemon Athletica Inc.(a)	311,613	84,948,820
PVH Corp.(b)	187,310	10,657,939
Ralph Lauren Corp.	127,126	11,396,846
Skechers U.S.A. Inc., Class A(a)(b)	373,114	13,275,396
Tapestry Inc.	736,558	22,479,750
Under Armour Inc., Class A(a)(b)	537,697	4,479,016
Under Armour Inc., Class C, NVS(a)(b)	584,123	4,427,652
VF Corp.	975,126	43,071,316
		255,477,712
Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	858,555	10,817,793
New York Community Bancorp. Inc.	1,283,052	11,714,265
Rocket Companies Inc., Class A(b)	317,995	2,340,443
TFS Financial Corp.	155,403	2,133,683
UWM Holdings Corp.(b)	268,041	948,865
		27,955,049

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 1.1%
Air Lease Corp.	288,854	$9,656,389
Core & Main Inc., Class A(a)	162,190	3,616,837
Fastenal Co.	1,605,944	80,168,724
MSC Industrial Direct Co. Inc., Class A	128,212	9,630,003
SiteOne Landscape Supply Inc.(a)(b)	124,084	14,749,865
United Rentals Inc.(a)	199,335	48,420,465
Univar Solutions Inc.(a)(b)	457,256	11,371,957
Watsco Inc.	91,878	21,942,304
WESCO International Inc.(a)	124,249	13,307,068
WW Grainger Inc.	127,125	57,769,414
		270,633,026
Water Utilities — 0.4%
American Water Works Co. Inc.	507,588	75,513,867
Essential Utilities Inc.	645,430	29,592,965
		105,106,832
Total Long-Term Investments — 99.8%
(Cost: $20,758,023,605)		25,520,697,295

Short-Term Securities

Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	1,298,374,431	1,298,244,594
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	30,610,000	$30,610,000

Total Short-Term Securities — 5.2%
(Cost: $1,328,639,582)		1,328,854,594

Total Investments in Securities — 105.0%
(Cost: $22,086,663,187)		26,849,551,889

Liabilities in Excess of Other Assets — (5.0)%		(1,269,276,471)

Net Assets — 100.0%		$25,580,275,418

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,271,208,989	$26,883,894	(a)	$—		$(46,259)	$197,970	$1,298,244,594	1,298,374,431	$1,977,980	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	42,720,000	—		(12,110,000	)(a)	—	—	30,610,000	30,610,000	53,921		—
						$(46,259)	$197,970	$1,328,854,594		$2,031,901		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	72	09/16/22	$13,642	$(820,746)
S&P Mid 400 E-Mini Index	259	09/16/22	58,741	(823,237)
				$(1,643,983)

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
June 30, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$25,520,008,697	$688,598	$—	$25,520,697,295
Money Market Funds	1,328,854,594	—	—	1,328,854,594
	$26,848,863,291	$688,598	$—	$26,849,551,889
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,643,983)	$—	$—	$(1,643,983)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust